Office space with Leverage Investments, LLC (Details) (USD $)	9 Months Ended		12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2013	Mar. 31, 2012
Company leases certain office space rent details
Company leases certain office space with Leverage Investments, LLC per month	$ 4,500	$ 4,500	$ 6,000	$ 4,500
Total lease	1,500	1,500	500
Stevia Asia provided Stevia Technew the amount, all of which has been paid to Guangzhou Health			$ 2,000,000